UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2008

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Dorfman Value Fund
Schedule of Investments
February 29, 2008 (Unaudited)

		Shares		Value
COMMON STOCKS - 94.28%
Auto Components - 3.70%
Autoliv, Inc.		8,585		$428,391

Capital Markets - 2.84%
Bear Stearns Cos Inc.		2,000		159,720
Goldman Sachs Group Inc.		1,000		169,630
				329,350
Commercial Banks - 11.73%
Banco Latinoamericano de Exportaciones S.A.		22,638		304,255
Bank of America Corp.		500		19,870
Credicorp Ltd.		3,688		274,129
Cullen Frost Bankers Inc.		7,738		395,567
MB Financial Inc.		12,694		365,206
				1,359,027
Commercial Services & Supplies - 0.08%
Ennis Inc.		560		8,938

Computers & Peripherals - 4.45%
Lexmark International Inc. (a)		8,630		285,049
Palm Inc.		35,659		230,714
				515,763
Electric Utilities - 3.60%
Westar Energy Inc.		18,343		416,936

Electronic Equipment & Instruments - 4.25%
AU Optronics Corp. - ADR		25,823		492,703

Food Products - 3.27%
Seaboard Corp.		238		378,420

Health Care Equipment & Supplies - 3.02%
Kinetic Concepts Inc. (a)		6,807		349,812

Insurance - 8.71%
Arch Capital Group Ltd. (a)		5,410		370,477
Berkshire Hathaway Inc. - Class A (a)		2		280,000
Berkshire Hathaway Inc. - Class B (a)		16		74,792
Mercury General Corp.		6,219		283,586
				1,008,855
IT Services - 3.61%
Electronic Data Systems Corp.		24,183		418,850

Machinery - 3.52%
Cummins Inc.		1,016		51,186
FreightCar America Inc.		8,700		348,696
Mueller Industries Inc.		300		8,619
				408,501
Metals & Mining - 9.01%
Commercial Metals Co.		17,734		540,178
Schnitzer Steel Industries Inc.		7,526		492,727
United States Steel Corp.		100		10,845
				1,043,750
Multi-Utilities & Unregulated Power - 0.08%
Suez SA - ADR		150		9,612

Oil, Gas & Consumable Fuels - 21.15%
Apache Corp.		7,105		815,014
Devon Energy Corp.		8,044		826,280
Occidental Petroleum Corp.		160		12,379
Overseas Shipholding Group Inc.		300		18,816
St. Mary Land & Exploration Co.		6,991		257,828
Tsakos Energy Navigation Ltd.		15,894		520,052
				2,450,369
Pharmaceuticals - 5.66%
AstraZeneca PLC - ADR		4,000		150,520
King Pharmaceuticals Inc. (a)		30,830		326,798
Pfizer Inc.		8,000		178,240
				655,558
Semiconductor & Semiconductor Equipment - 2.83%
Applied Materials Inc.		1,000		19,170
Novellus Systems Inc. (a)		14,005		309,230
				328,400
Textiles, Apparel & Luxury Goods - 2.77%
Columbia Sportswear Co.		7,765		320,927

TOTAL COMMON STOCKS (Cost $11,270,888)				10,924,162

SHORT TERM INVESTMENTS - 6.06%
Aim Liquid Assets, 2.910% (b)		702,571		702,571

TOTAL SHORT TERM INVESTMENTS (Cost $702,571)				702,571

Total Investments (Cost $11,973,459) - 100.34%				11,626,733
Liabilities in Excess of Other Assets - (0.34)%				(39,935)
TOTAL NET ASSETS - 100.00%				$11,586,798

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments			$ 11,973,459
	Gross unrealized appreciation		287,644
	Gross unrealized depreciation		(634,370)
	Net unrealized depreciation		$ (346,726)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008